SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.31	$ 0.31	$ 0.34
Options, outstanding	10,272,500		9,591,000
Options, exercisable	7,448,750
Options, unvested	2,823,750
Stock Option 1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.5
Expiry date	August 17, 2025
Options, outstanding	720,000
Options, exercisable	90,000
Options, unvested	630,000
Stock Option 2
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.22
Expiry date	May 4, 2025
Options, outstanding	2,200,000
Options, exercisable	825,000
Options, unvested	1,375,000
Stock Option 3
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.33
Expiry date	November 15, 2024
Options, outstanding	100,000
Options, exercisable	62,500
Options, unvested	37,500
Stock Option 4
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ .50
Expiry date	November 1, 2024
Options, outstanding	1,100,000
Options, exercisable	687,500
Options, unvested	412,500
Stock Option 5
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ .20
Expiry date	July 29, 2024
Options, outstanding	1,475,000
Options, exercisable	1,106,250
Options, unvested	368,750
Stock Option 6
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.33
Expiry date	October 17, 2023
Options, outstanding	620,000
Options, exercisable	620,000
Options, unvested	0
Stock Option 7
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.28
Expiry date	April 6, 2023
Options, outstanding	612,500
Options, exercisable	612,500
Options, unvested	0
Stock Option 8
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.31
Expiry date	February 20, 2023
Options, outstanding	200,000
Options, exercisable	200,000
Options, unvested	0
Stock Option 9
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.35
Expiry date	September 1, 2022
Options, outstanding	880,000
Options, exercisable	880,000
Options, unvested	0
Stock Option 10
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.33
Expiry date	June 12, 2022
Options, outstanding	805,000
Options, exercisable	805,000
Options, unvested	0
Stock Option 11
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.49
Expiry date	January 12, 2022
Options, outstanding	620,000
Options, exercisable	620,000
Options, unvested	0
Stock Option 12
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ .20
Expiry date	June 2, 2021
Options, outstanding	940,000
Options, exercisable	940,000
Options, unvested	0